Inventories - details of amounts due from customers for contract work (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventories [Abstract]
Aggregate amount of costs incurred and recognized profits (less recognized losses) to date	€ 954	€ 881
Less: Progress billings	(912)	(886)
Construction contracts, net asset/(liability)	42	(5)
Construction contract assets	135	185
Less: Construction contract liabilities (Note 22)	€ (93)	€ (190)